Investment Objectives and Goals	Sep. 30, 2026
Sparkline Intangible Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	Sparkline Intangible Value ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Sparkline Intangible Value ETF (the “Fund”) seeks long-term capital appreciation.
Sparkline International Intangible Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	Sparkline International Intangible Value ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Sparkline International Intangible Value ETF (the “Fund”) seeks to achieve capital appreciation.
Sparkline US Small Cap Intangible Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	Sparkline US Small Cap Intangible Value ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Sparkline US Small Cap Intangible Value ETF (the “Fund”) seeks to achieve capital appreciation.
Sparkline Emerging Markets Intangible Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	Sparkline Emerging Markets Intangible Value ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Sparkline Emerging Markets Intangible Value ETF (the “Fund”) seeks to achieve capital appreciation.